PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 27,644.3	R$ 30,170.2
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	24,617.9	27,134.5
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 3,026.4	R$ 3,035.7